Convertible Instruments - Allocation of Cash Proceeds Derivative Liability at Its Fair Value and Warrant at Its Relative Fair Value, with Residual Allocation of Host AVCP Note Agreement (Detail) - USD ($)
	3 Months Ended	4 Months Ended	6 Months Ended		12 Months Ended
	Nov. 30, 2014	May. 31, 2015	Nov. 30, 2015	Nov. 30, 2014	May. 31, 2015	May. 31, 2014	Feb. 06, 2015	Sep. 26, 2014
Debt Instrument [Line Items]
Amortization Debt Discount	$ 60,699	$ 523,614	$ 94,344	$ 60,699	$ 523,614
Change in Fair Value	$ 805,575	838,643	(646,505)	$ 805,575	838,643
Conversion			(35,627)		(4,221,250)	$ (2,450,000)
Convertible notes payable		4,862,257			4,862,257		$ 1,500,000	$ 2,000,000
Loss On Debt Extinguishment
Debt Instrument [Line Items]
Conversion			(584,177)
Warrants (equity allocation)
Debt Instrument [Line Items]
Convertible notes payable		215,732			215,732		57,387	158,345
Compound Embedded Derivative
Debt Instrument [Line Items]
Change in Fair Value		838,643	(646,505)
Conversion			(1,362,402)
Convertible notes payable		2,008,907			2,008,907		403,226	767,038
Common Stock Issued
Debt Instrument [Line Items]
Conversion			4,714,168
AVCP Convertible note payable
Debt Instrument [Line Items]
Amortization Debt Discount		523,614	94,344
Conversion			$ (2,731,962)
Convertible notes payable		$ 2,637,618			$ 2,637,618		$ 1,039,387	$ 1,074,617